Unaudited Condensed Consolidated Statements of Financial Position (Parenthetical) - € / shares	Sep. 30, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Nominal value (euro per share)	€ 0.02	€ 0.02
Shares issued (in shares)	121,248,638	95,587,146
Shares outstanding (in shares)	121,248,638	95,587,146